Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Sep. 19, 2005
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	CY
Entity Registrant Name	CYIOS Corporation
Entity Central Index Key	0001091566
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		36,311,640

Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and Cash Equivalents	$ 36,694	$ 27,603
Accounts Receivable	173,641	172,937
Prepaid and Other Current Assets	39,597	102,620
TOTAL CURRENT ASSETS	249,932	303,160
FIXED ASSETS, NET	0	1,436
OTHER ASSETS
Related Party Loan	219,284	219,284
TOTAL OTHER ASSETS	219,284	219,284
TOTAL ASSETS	469,216	523,880
Current Liabilities:
Line of Credit	34,440	51,468
Convertible Note Payable	0	36,000
Accounts Payable	0	9,452
Accruals and Other Payables	62,343	60,888
TOTAL LIABILITIES	96,783	157,808
STOCKHOLDERS’ EQUITY
Convertible Preferred Stock ($.001 par value, 5,000,000 authorized:29,713 and 29,713 issued and outstanding)	$ 30	$ 30
Common Stock ($.001 par value, 100,000,000 shares authorized: 36,311,640 and 37,711,640 shares issued and outstanding)	$ 36,311	$ 37,711
Additional Paid-in-Capital	24,496,376	24,592,976
Accumulated Deficit	(24,160,284)	(24,264,645)
TOTAL STOCKHOLDERS’ EQUITY	372,433	366,072
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 469,216	$ 523,880

Consolidated Balance Sheets (Unaudited) (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Common Stock ($.001 par value, par value
Common Stock ($.001 par value authorized shares	100,000,000	100,000,000
Common Stock ($.001 par value shares issued	36,311,640	36,311,640
Common Stock ($.001 par value shares outstanding	37,711,640	37,711,640

Consolidated Statements of Operations--(unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
SALES AND COST OF SALES
Sales	$ 482,993	$ 427,825	$ 1,453,131	$ 1,333,780
Cost of Sales	251,144	275,999	738,402	806,441
Gross Profit	231,849	151,826	714,729	527,339
EXPENSES
Selling, general and administrative	50,271	25,805	95,965	79,251
Payroll Expense--Indirect Labor	177,734	150,498	460,205	456,599
Consulting and Professional Fees Expense	24,460	10,336	92,886	57,592
Payroll Expense--Stock Compensation			0	350,000
Consulting Expense--Stock Compensation	0	12,667	(31,833)	48,500
Depreciation	0	196	0	588
TOTAL EXPENSES	252,465	199,502	617,223	992,530
Net Income/(Loss) from Operations	(20,616)	(47,676)	97,506	(465,191)
OTHER INCOME/(EXPENSE)
Interest Income--Related Party	4,385	4,674	13,145	10,654
Interest Expense	(1,449)	(2,515)	(4,853)	(7,796)
Loss on Disposal of Equipment			(1,437)	0
NET OTHER INCOME/(EXPENSE)	2,936	2,159	6,855	2,858
PROVISION FOR INCOME TAXES	0	0	0	0
NET INCOME/(LOSS)	$ (17,680)	$ (45,517)	$ 104,361	$ (462,333)
Net income/(loss) per share--basic and fully diluted	$ 0	$ 0	$ 0	$ (0.01)
Weighted average shares outstanding--basic and fully diluted	36,341,353	35,788,010	36,341,353	35,748,126

Consolidated Statement of Stockholders’ Deficit (Unaudited) (USD $)	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balances, December 31, 2009 at Dec. 31, 2009	$ 358,623	$ 30	$ 30,149	$ 24,199,038	$ (23,870,594)
Beginning Balances (in shares) at December 31, 2009 at Dec. 31, 2009		29,713	30,148,877
Shares issued for consulting services (in shares)			1,000,000
Shares issued for consulting services	37,500		1,000	36,500
Shares issued to executive officer as a bonus (in shares)			5,000,000
Shares issued to executive officer as a bonus	350,000		5,000	345,000
Portion of Note Payable converted to Shares (in shares)			1,562,763
Portion of Note Payable converted to Shares	14,000		1,562	12,438
Net Income (loss)	(394,051)				(394,051)
Ending Balances at September 30, 2011 at Dec. 31, 2010	366,072	30	37,711	24,592,976	(24,264,645)
Ending Balances at December 31, 2010 (in shares) at Dec. 31, 2010		29,713	37,711,640
Return of Shares issued for consulting services (in shares)			(1,400,000)
Return of Shares issued for consulting services	(98,000)		(1,400)	(96,600)
Net Income (loss)	104,361				104,361
Ending Balances at September 30, 2011 at Sep. 30, 2011	$ 372,433	$ 30	$ 36,311	$ 24,496,376	$ (24,160,284)
Ending Balances at September 30, 2011 (in shares) at Sep. 30, 2011		29,713	36,311,640

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(loss)	$ 104,361	$ (462,333)
operating activities:
Depreciation	0	588
Loss on Disposal of Computer Equipment	1,436	0
Note Payable Converted into Shares	0	2,000
Value of Shares returned for services not performed	(98,000)	374,000
Changes in Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(703)	17,377
(Increase) in Interest Receivable--Related Party	(13,144)	(10,654)
Decrease in Prepaid and Other Current Assets	76,167	27,283
(Decrease) in Accruals and Other Payables	1,454	6,290
(Decrease) in Accounts Payable	(9,452)	(4,046)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	62,119	(49,495)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Convertible Note Payable	0	50,000
Principal Reduction on Convertible Note Payable--shares issued	0	(2,000)
Payoff of Convertible Note Payable	(36,000)	0
Principal Payments Made on line of Credit	(17,028)	(16,370)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(53,028)	31,630
NET INCREASE IN CASH AND
CASH EQUIVALENTS	9,091	(17,865)
CASH AND CASH EQUIVALENTS:
Beginning of Period	27,603	76,448
End of Period	36,694	58,583
CASH PAID DURING THE PERIOD FOR:
Interest	4,853	2,635
Taxes	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned for Consulting Services not Performed	(98,000)	0
Shares of Common Stock Issued for Prepaid Consulting Services	0	18,000
Stock Issued for Consulting Services/Employee Bonus	$ 0	$ 356,000

- ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
- ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE A - ORGANIZATION, OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The interim consolidated financial statements and summarized notes included herein were prepared in accordance with accounting principles generally accepted in the United States of America for interim consolidated financial information, pursuant to rules and regulations of the Securities and Exchange Commission. Because certain information and notes normally included in complete consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America were condensed or omitted pursuant to such rules and regulations, it is suggested that these consolidated financial statements be read in conjunction with the Consolidated Financial Statements and the Notes thereto, included in CYIOS Corporations 10-K filed April 15, 2011. These interim consolidated financial statements and notes hereto reflect all adjustments that are, in the opinion of management, necessary for a fair statement of results for the interim periods presented. Such financial results should not be construed as necessarily indicative of future results

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

CASH EQUIVALENTS

All highly liquid investments purchased with an original maturity of three months or less are considered to be cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments, including cash, receivables and other current assets, are carried at amounts that approximate fair value. Accounts payable, line of credit, loans and notes payable and other liabilities are carried at amounts that approximate fair value.

PROPERTY AND EQUIPMENT

The Company provides for depreciation of equipment using accelerated and straight-line methods based on estimated useful lives of five to seven years. Depreciation expense was $0 and $196 respectively for the three months ended September 30, 2011 and 2010. Depreciation expense was $0 and $588 respectively for the nine months ended September 30, 2011 and 2010. The Company disposed of its computer equipment during the 1st Quarter 2011 and booked a loss of $1,437.

REVENUE RECOGNITION/CONTRACTS

The Company derives revenue primarily from the sale and service of information technology services to the government. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, collectability is reasonably assured, contractual obligations have been satisfied and title and risk of loss have been transferred to the customer.

Revenue from the contracts is recognized using the specific performance method. Revenue on fixed-price contracts pursuant to which a client pays the Company a specified amount to provide only a particular service for a stated time period, or so-called fee-for-service arrangement, is recognized as amounts become billable, assuming all other criteria for revenue recognition are met. The Company bids on governmental contracts which are generally long-term for a fixed-price per contract. Once the company wins a contract and begins the project, the company bills on a monthly basis for the labor hours worked at the agreed upon price per hour—based on the contract. The company then recognizes the revenue on those actual hours that have been billed to the customer.

Net Income/ (Loss) per Common Share

The Company‘s current earnings per share (EPS) are shown in dual presentation of basic and diluted earnings per share (EPS) with a reconciliation of the numerator and denominator of the EPS computations. Basic earnings per share amounts are based on the weighted average shares of common stock outstanding. If applicable, diluted earnings per share would assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Accordingly, this presentation has been adopted for the period presented. There were no adjustments required to net loss for the period presented in the computation of diluted earnings per share.

Advertising Costs

Advertising costs are expensed as incurred. For the three months ended September 30, 2011 and 2010, the company incurred advertising expense of $12,100 and $2,479, respectively. For the nine months ended September 30, 2011 and 2010, the company incurred advertising expense of $17,537 and $7,608, respectively.

Income Taxes

We account for income taxes using the asset and liability method, which results in recognizing income tax expense based on the amount of income taxes payable or refundable for the current year. Additionally, we evaluate regularly the tax positions taken or expected to be taken resulting from financial statement recognition of certain items. Based on our evaluation, we have concluded that there are no significant uncertain tax positions.

Impairment of Long-Lived Assets

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

RECENT ACCOUNTING PRONOUNCEMENTS

In July 2010, the FASB issued Accounting Standard Update No. 2010-20 (ASU No. 2010-20) “Receivables” (Topic 310). ASU No. 2010-20 provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The amendments in this update apply to both public and nonpublic entities with financing receivables, excluding short-term trade accounts receivable or receivables measured at fair value or lower of cost or fair value. The objective of the amendments in ASU No. 2010-20 is for an entity to provide disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) How that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) The changes and reasons for those changes in the allowance for credit losses. The entity must provide disclosures about its financing receivables on a disaggregated basis. For public entities ASU No. 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010. For nonpublic entities ASU No. 2010-20 will become effective for annual reporting periods ending on or after December 15, 2011. The Company is evaluating the impact ASU No. 2010-20 will have on the financial statements.

In August 2010, the FASB issued Accounting Standard Updates No. 2010-21 (ASU No. 2010-21) “Accounting for Technical Amendments to Various SEC Rules and Schedules” and No. 2010-22 (ASU No. 2010-22) “Accounting for Various Topics – Technical Corrections to SEC Paragraphs”. ASU No 2010-21 amends various SEC paragraphs pursuant to the issuance of Release no. 33-9026: Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies. ASU No. 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics. Both ASU No. 2010-21 and ASU No. 2010-22 are effective upon issuance. The amendments in ASU No. 2010-21 and No. 2010-22 will not have a material impact on the Company’s financial statements.

Accounts Receivable

Accounts receivable are reported at net realizable value. The Company establishes an allowance for doubtful accounts based upon factors pertaining to the credit risk of specific customers, historical trends, and other information. Delinquent accounts are written off when it’s determined that the amounts are uncollectible. The Company did not have a balance in the allowance for doubtful accounts as of September 30, 2011 and 2010.

PREFERRED STOCK

As of September 30, 2011, the outstanding shares of preferred stock are 29,713.

COMMON STOCK

The following table recaps the capital account transactions occurring during the 1st, 2nd and 3rdquarters of 2010:

Month/Description of transaction (1st Quarter)	Number of shares	Price per share	Total Value

March--Stock issued to Executive Officer as bonus	5,000,000	$ 0.07	$ 350,000
March--Stock issued for Consulting Services	100,000	$ 0.06	$ 6,000
March--Stock issued for Consulting Services	450,000	$ 0.04	$ 18,000
Total	5,550,000		$ 374,000

No activity in the 2ndquarter 2010.

Month/Description of transaction (3rd Quarter)	Number of shares	Price per share	Total Value

August--Stock issued for Note Payable principal converted to shares	133,333	$ 0.02	$ 2,000
Total	133,333		$ 2,000

The following table recaps the capital account transactions occurring during the 1st, 3rd, and 3rdquarters 2011:

Month/Description of transaction (1st Quarter)	Number of shares	Price per share	Total Value

January--Stock issued for Consulting Services was returned	1,400,000	$ 0.07	$ 98,000
Total	1,400,000		$ 98,000

The above shares were returned to the Company as the Consultant contracted to perform services for the company during 2010 through 2011 and beyond did not perform the agreed upon services and was in breach of contract.

No activity in the 2nd and 3rdquarters 2011.

STOCK-BASED COMPENSATION

Stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company has awarded stock-based compensation both as restricted stock and stock options. Any stock options granted were immediately exercised upon grant.

STOCK OPTIONS AND WARRANTS

As of September 30, 2011, the Company does not have any outstanding stock options or warrants as shown in the following table:

	Stock/Options	Weighted average price per share	Aggregate intrinsic value
For the year ended December 31, 2010
Granted	-	-	-
Exercised	-	-	-
Outstanding at December 31, 2010	-	-	-

For the period ended September 30, 2011
Granted	-	-	-
Exercised	-	-	-
Outstanding at September 30, 2011	-	-	-

-INCOME TAXES	9 Months Ended
Sep. 30, 2011
-INCOME TAXES

NOTE B—INCOME TAXES

Due to the prior years’ operating losses and the inability to recognize an income tax benefit, there is no provision for current or deferred federal or state income taxes for the tax year ended December 31, 2010.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s total deferred tax asset, calculated using federal and state effective tax rates, as of December 31, 2010 is as follows:

Total Deferred Tax Asset	$ 2,257,748
Valuation Allowance	(2,257,748)
Net Deferred Tax Asset	-

The reconciliation of income taxes computed at the federal statutory income tax rate to total income taxes for the nine months ended September 30, 2011 and 2010 is as follows:

	2011	2010
Income tax computed at the federal statutory rate	34%	34%
State income tax, net of federal tax benefit	0%	0%
Total	34%	34%
Valuation allowance	-34%	-34%
Total deferred tax asset	0%	0%

Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by $(35,483) and $16,637for the quarter ended September 30, 2011 and 2010, respectively. No tax benefits have been recorded for the nondeductible (tax) expenses (including stock for services) totaling $17,624,208.

As of December 31, 2010, the Company had federal and state net operating loss carryforwards as follows of $5,729,111 which will expire at various times through the year 2030.

-CONCENTRATION	9 Months Ended
Sep. 30, 2011
-CONCENTRATION

NOTE C—CONCENTRATION

The Company is either a prime or sub contractor on contracts with the Information Management Support Center U.S. Army and GOMO/SLD. Loss of these contracts could have a material effect upon the Company’s financial condition and results of operations.

-PENSION PLAN	9 Months Ended
Sep. 30, 2011
-PENSION PLAN

NOTE D—PENSION PLAN

The Company has a 401(k) plan which is administered by a third-party administrator. Individuals who have been employed for one month and reached the age of 21 years are eligible to participate. Employees may contribute up to the legal amount allowed by law. The Company matches one quarter of the employee’s contribution up to a maximum of 4% of the employee’s wages. Employees are vested in the Company’s contribution 25% a year and are fully vested after four years. The Company’s contributions for the three months ended September 30, 2011 and 2010 were $4,118 and $3,461, respectively. The Company’s contribution for the nine months ended September 30, 2011 and 2010 were $11,833 and $10,552, respectively.

-COMMITMENTS/LEASES	9 Months Ended
Sep. 30, 2011
-COMMITMENTS/LEASES

NOTE E—COMMITMENTS/LEASES

The Company entered into a new lease agreement on September 20, 2010 for office space. The lease agreement is a month to month agreement that will automatically renew for consecutive periods of one month, for up to twelve months. The monthly fees range between $275 and $450. Total future payments through December 31, 2011 are $3,300.

Total rent expense for the three months ended September 30, 2011 and 2010 was $769 and $4,868, respectively. Total rent expense for the nine months ended September 30, 2011 and 2010 was $2,966 and $13,719.

-RELATED PARTIES	9 Months Ended
Sep. 30, 2011
-RELATED PARTIES

NOTE F—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders. The note is payable on demand and bears 8% interest per annum. The outstanding balance as of September 30, 2011 is $219,284.

Outstanding Interest Receivable as of September 30, 2011 is $39,047.

The above Related Party Loan is secured by 8,000,000 shares of stock owned by the related party.

-NET INCOME/ (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE G—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the three months ended September 30, 2011 and 2010 are as follows:

For the three months ended:	September 30, 2011			September 30, 2010
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ (17,680)			$ (45,517)
Basic EPS
Income available to common stockholders	(17,680)	36,311,640	$ (0.00)	(45,517)	35,758,297	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	$ (17,680)	36,341,353	$ (0.00)	$ (45,517)	35,788,010	$ 0.00

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the nine months ended September 30, 2011 and 2010 are as follows:

For the nine months ended:	September 30, 2011			September 30, 2010
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ 104,361			$ (462,333)
Basic EPS
Income available to common stockholders	104,361	36,311,640	$ 0.00	(462,333)	35,718,413	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	$ 104,361	36,341,353	$ 0.00	$ (462,333)	35,748,126	$ 0.00

-LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
-LINE OF CREDIT

NOTE H—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America. The line of credit for CKO is 14.75% interest and the line of credit for CYIOS Corporation f/k/a China Print (parent company) is 9.25%. The outstanding balances of the line of credit by Subsidiary as of September 30, 2011 are as follows:

CKO	$33,948
CYIOS Corporation	492
Total	$34,440

-CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2011
-CONVERTIBLE NOTE PAYABLE

NOTE I—CONVERTIBLE NOTE PAYABLE

On January 5, 2010, the company received proceeds from a Note Payable (“Note”) due to an outside party in the amount of $50,000. A total of 4,761,905 shares have been placed in reserve if the Note Payable is converted. On August 20, 2010, $2,000 of the principal balance was converted into 133,333 common shares of CYIOS Corporation stock. On October 19, 2010, $4,000 of the principal balance was converted into 540,541 common shares of CYIOS Corporation stock. On December 13, 2010, $8,000 of the principal balance was converted into 888,889 common shares of CYIOS Corporation stock. As of December 31, 2010 the total Note Payable outstanding was $36,000.

The Company paid off the remaining principal balance of $36,000 on January 26, 2011 in full satisfaction of the outstanding Note Payable. The remaining shares not issued for conversion in the amount of 3,199,142 were removed from reserve.

Silberstein Ungar, PLLC CPAs and Business Advisors

Phone (248) 203-0080

Fax (248) 281-0940

30600 Telegraph Road, Suite 2175

Bingham Farms, MI 48025-4586

www.sucpas.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

CYIOS Corporation

Washington, DC

We have audited the accompanying consolidated balance sheet of CYIOS Corporation (the “Company”) as of December 31, 2010, and the related consolidated statements of operations, stockholders’ equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit. The consolidated financial statements of CYIOS Corp. as of and for the year ended December 31, 2009 were audited by other auditors whose report was dated February 23, 2010.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of CYIOS Corporation as of December 31, 2010, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Silberstein Ungar, PLLC

Silberstein Ungar, PLLC

Bingham Farms, Michigan

April 15, 2011

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the board of directors and stockholders of Cyios Corporation

We have audited the accompanying consolidated balance sheet of Cyios Corporation as of December 31, 2009 and the related consolidated statements of operations, changes in stockholders’ equity and cash flows for the year ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cyios Corporation as of December 31, 2009 and the results of its operations and its cash flows for the year ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America.

 /s/ Jewett, Schwartz, Wolfe and Associates

 Hollywood, Florida

 February 23, 2010

CYIOS Corporation and Subsidiaries
Consolidated Balance Sheets

	As of	As of
	December 31, 2010	December 31, 2009
ASSETS
CURRENT ASSETS
Cash and Cash Equivalents	$ 27,603	$ 76,448
Accounts Receivable	172,937	114,596
Prepaid and Other Current Assets	102,620	101,697
TOTAL CURRENT ASSETS	303,160	292,741

FIXED ASSETS, NET	1,436	2,220

OTHER ASSETS
Related Party Loan	219,284	234,284
TOTAL OTHER ASSETS	219,284	234,284

TOTAL ASSETS	$ 523,880	$ 529,245

LIABILITIES AND STOCKHOLDERS’ EQUITY
LIABILITIES
Current Liabilities:
Line of Credit	$ 51,467	$ 71,100
Convertible Note Payable	36,000	-
Accounts Payable	9,452	4,045
Accruals and Other Payables	60,888	95,476
TOTAL LIABILITIES	157,808	170,621

STOCKHOLDERS’ EQUITY
Convertible Preferred Stock ($.001 par value, 5,000,000 authorized: 29,713 and 29,713 issued and outstanding)	30	30
Common Stock ($.001 par value, 100,000,000 shares authorized: 37,711,640 and 30,148,877 shares issued and outstanding)	37,711	30,149
Additional Paid-in-Capital	24,592,976	24,199,038
Accumulated Deficit	(24,264,645)	(23,870,593)
TOTAL STOCKHOLDERS’ DEFICIT	366,072	358,624

TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 523,880	$ 529,245

See the accompanying notes

CYIOS Corporation and Subsidiaries
Consolidated Statements of Operations

	For the years ended December 31,
	2010	2009
SALES AND COST OF SALES
Sales	$ 1,849,804	$ 1,881,897
Cost of Sales	1,078,841	1,094,786
Gross Profit	770,964	787,111

EXPENSES
Selling, general and administrative	94,933	68,885
Payroll Expense--Indirect Labor	595,592	598,225
Consulting and Professional Fees Expense	67,181	55,909
Payroll Expense--Stock Compensation	350,000	-
Consulting Expense--Stock Compensation	66,167	81,208
Depreciation	784	784
TOTAL EXPENSES	1,174,656	805,011

Net Income/(Loss) from Operations	(403,692)	(17,900)

OTHER INCOME/(EXPENSE)
Interest Income--Related Party	17,741	5,120
Interest Expense	(8,100)	(8,264)
NET OTHER INCOME/(EXPENSE)	9,641	(3,144)

PROVISION FOR INCOME TAXES	-	-

NET INCOME/(LOSS) FROM CONTINUING OPERATIONS	(394,051)	(21,044)

NET INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	-	17,068

Net Income/(Loss)	$ (394,051)	$ (3,976)

Net income/(loss) per share--basic and fully diluted	$ (0.01)	$ (0.00)
Weighted average shares outstanding--basic and fully diluted	36,836,542	27,828,635

See the accompanying notes

CYIOS Corporation and Subsidiaries
Consolidated Statement of Stockholders’ Deficit

					Additional
	Preferred Stock		Common Stock		Paid-in	Accumulated
	Shares	Amount	Shares	Amount	Capital	Deficit	Totals
Balances, December 31, 2008	29,713	$ 30	26,857,210	$ 26,857	$ 24,014,663	$ (23,866,618)	$ 174,932
Shares issued for consulting services	-	-	2,366,667	2,367	159,300	-	161,667
Shares issued to employees	-	-	125,000	125	5,875	-	6,000
Shares sold	-	-	800,000	800	19,200	-	20,000
Net Income (loss)	-	-	-	-	-	(3,976)	(3,976)
Balances, December 31, 2009	29,713	$ 30	30,148,877	$ 30,149	$ 24,199,038	$ (23,870,594)	$ 358,623
Shares issued for consulting services	-	-	1,000,000	1,000	36,500	-	37,500
Shares issued to executive officer as a bonus	-	-	5,000,000	5,000	345,000	-	350,000
Portion of Note Payable converted to Shares	-	-	1,562,763	1,562	12,438	-	14,000
Net Income (loss)	-	-	-	-	-	(394,051)	(394,051)
Balances, December 31, 2010	29,713	$ 30	37,711,640	$ 37,711	$ 24,592,976	$ (24,264,645)	$ 366,072

See the accompanying notes

CYIOS Corporation and Subsidiaries
Consolidated Statements of Cash Flows
	For the years ended
	December 31,
	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(loss)
From Continuing Operations	$ (394,051)	$ (21,044)
From Discontinued Operations	-	17,068
Adjustments to reconcile net loss to net cash provided by (used in)
operating activities:
Depreciation	784	784
Value of Shares Issued for consulting/employee services	387,500	167,667
Note Payable Converted into Shares	14,000	-
Reduction in Liabilities from Discontinued Operations	-	(17,068)
Changes in Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(58,341)	(91,415)
(Increase)/Decrease in Prepaid and Other Current Assets	(923)	(85,579)
Increase/(Decrease) in Accruals and Other Payables	(34,588)	73,029
Increase/(Decrease) in Accounts Payable	5,407	(25,000)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(80,212)	18,442
CASH FLOWS FROM INVESTING ACTIVITIES:
(Increase)/Decrease in Related Party Loan	15,000	28,228
NET CASH PROVIDED BY OPERATING ACTIVITIES	15,000	28,228
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Common Stock	-	20,000
Proceeds Received from Payments made on Stock Subscription Receivable	-	-
Proceeds from Issuance of Convertible Note Payable	50,000	-
Principal Reduction on Convertible Note Payable--shares issued	(14,000)
Principal Payments Made on line of Credit	(19,633)	(17,292)
Proceeds Received from Draw on Line of Credit	-	-
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,367	2,708
NET INCREASE/(DECREASE) IN CASH AND
CASH EQUIVALENTS	(48,845)	49,378
CASH AND CASH EQUIVALENTS:
Beginning of Period	76,448	27,070

End of Period	$ 27,603	$ 76,448
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
CASH PAID DURING THE PERIOD FOR:
Interest	$ 8,100	$ 8,264
Taxes	$ -	$ -
NON CASH INVESTING AND FINANCING ACTIVITIES:
Stock Issued for Prepaid Consulting Services	$ 37,500	$ 89,833
Stock Issued for Consulting Services/Employee Bonus	$ 356,000	$ 77,834
Stock Issued for a portion of Convertible Note Payable	$ 14,000	$ -

See the accompanying notes

Notes to Financial STATEMENTS

NOTE A—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity— The consolidated financial statements of CYIOS Corporation (The Company), includes its subsidiary by the same name CYIOS Corporation and CKO, Inc. The Company, through its subsidiary CYIOS Corporation does business as a leading systems integrator and Knowledge Management Solutions provider supporting the DoD and Government. The company contracts its services for single and multiple year awards to different DoD and US Government agencies. CKO Inc. owns a custom designed online office management product. The company launched this product in November of 2005 to the general public and commercial businesses.

Consolidation—The consolidated financial statements include the accounts of the Company and its Subsidiaries, after all eliminations of all intercompany accounts and transactions.

Cash and Cash Equivalents—For purposes of the Consolidated Statement of Cash Flows, the Company considers liquid investments with an original maturity of three months or less to be cash equivalents.

Management’s Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition—The Company derives revenue primarily from the sale and service of information technology services to the government. In accordance with SEC Staff Accounting Bulletin No. 104, “Revenue Recognition” (“SAB 104”), revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable, collectability is reasonably assured, contractual obligations have been satisfied and title and risk of loss have been transferred to the customer.

Revenues are recognized based on completion of a project and acceptance by the customer.

Selecting the appropriate revenue recognition method involves judgment based on the contract and can be complex depending upon the structure and terms and conditions of the contract.

Contract claims are unanticipated additional costs incurred but not provided for in the executed contract price that we seek to recover from the customer. Such costs are expensed as incurred. Additional revenue related to contract claims is recognized when the amounts are awarded by the customer.

Comprehensive Income (Loss)—The Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 130, “Reporting Comprehensive Income”, which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. There were no items of comprehensive income (loss) applicable to the Company during the periods covered in the consolidated financial statements.

Advertising Costs—Advertising costs are expensed as incurred. For the years ended December 31, 2010 and 2009, the company incurred $9,690 and $9,784 respectively.

Net Loss per Common Share—Statement of Financial Accounting Standard (SFAS) No. 128 requires dual presentation of basic and diluted earnings per share (EPS) with a reconciliation of the numerator and denominator of the EPS computations. Basic earnings per share amounts are based on the weighted average shares of common stock outstanding. If applicable, diluted earnings per share would assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Accordingly, this presentation has been adopted for the period presented. There were no adjustments required to net loss for the period presented in the computation of diluted earnings per share.

Income Taxes—Income taxes are provided in accordance with Statement of Financial Accounting Standards (SFAS) No. 109, “Accounting for Income Taxes.” A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss-carryforwards.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that, and some portion or the entire deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Fair Value of Financial Instruments—The carrying amounts reported in the consolidated balance sheet for cash, accounts receivable and payables approximate fair value based on the short-term maturity of these instruments.

Accounts Receivable—Accounts deemed uncollectible are written off in the year they become uncollectible. For the years ended December 31, 2010 and 2009, the following amounts by subsidiary were deemed uncollectible and written off as bad debts. Outstanding Accounts Receivable as of December 31, 2010 was $172,937 (CYIOS Subsidiary) and as of December 31, 2009 was $114,596 (CYIOS Subsidiary).

Impairment of Long-Lived Assets—. Using the guidance of Statement of Financial Accounting Standards (SFAS) No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets”, the Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors.

Property and Equipment—Property and equipment is stated at cost. Depreciation is provided by the straight-line method over the estimated economic life of the property and equipment remaining from five to seven years. New computer equipment assets in the amount of $3,917 were purchased in 2007. These assets will be depreciated of their estimated useful life which the Company has determined to be 5 years. Total depreciation expense for the year ended December 31, 2010 was $784 and for the year ended December 31, 2009 was $784.

Recent Accounting Pronouncements— In July 2010, the FASB issued Accounting Standard Update No. 2010-20 (ASU No. 2010-20) “Receivables” (Topic 310). ASU No. 2010-20 provides financial statement users with greater transparency about an entity’s allowance for credit losses and the credit quality of its financing receivables. This update is intended to provide additional information to assist financial statement users in assessing an entity’s credit risk exposures and evaluating the adequacy of its allowance for credit losses. The amendments in this update apply to both public and nonpublic entities with financing receivables, excluding short-term trade accounts receivable or receivables measured at fair value or lower of cost or fair value. The objective of the amendments in ASU No. 2010-20 is for an entity to provide disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) How that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) The changes and reasons for those changes in the allowance for credit losses. The entity must provide disclosures about its financing receivables on a disaggregated basis. For public entities ASU No. 2010-20 is effective for interim and annual reporting periods ending on or after December 15, 2010. For nonpublic entities ASU No. 2010-20 will become effective for annual reporting periods ending on or after December 15, 2011. The Company is evaluating the impact ASU No. 2010-20 will have on the financial statements.

In August 2010, the FASB issued Accounting Standard Updates No. 2010-21 (ASU No. 2010-21) “Accounting for Technical Amendments to Various SEC Rules and Schedules” and No. 2010-22 (ASU No. 2010-22) “Accounting for Various Topics – Technical Corrections to SEC Paragraphs”. ASU No 2010-21 amends various SEC paragraphs pursuant to the issuance of Release no. 33-9026: Technical Amendments to Rules, Forms, Schedules and Codification of Financial Reporting Policies. ASU No. 2010-22 amends various SEC paragraphs based on external comments received and the issuance of SAB 112, which amends or rescinds portions of certain SAB topics. Both ASU No. 2010-21 and ASU No. 2010-22 are effective upon issuance. The amendments in ASU No. 2010-21 and No. 2010-22 will not have a material impact on the Company’s financial statements.

Other ASUs not effective until after September 30, 2010, are not expected to have a significant effect on the Company’s consolidated financial position or results of operations.

NOTE B—FINANCING FACILITY

During the year ended December 31, 2003 the Company entered into an accounts receivable financing facility for a maximum of $500,000 with an unrelated third party. Collateral for the facility is a first security interest in all corporate assets and a personal guarantee of the Company’s shareholder. The Company pays a 2% fee for each advance and interest accrues on all advances at a floating rate, at the prime rate published in the Wall Street Journal plus 2% (5.25% at December 31, 2010). The Company is advanced 90% of all government contract invoices. The advances are used for general corporate working capital. Residual, or holdback amounts, less fees and interest, are remitted to the Company when payments are received from the government. Substantially all of the Company’s revenue stream and accounts receivables are factored through this facility.

NOTE C—INCOME TAXES

Due to the prior years’ operating losses and the inability to recognize an income tax benefit therefrom, there is no provision for current or deferred federal or state income taxes for the year ended December 31, 2010.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for federal and state income tax purposes.

The Company’s total deferred tax asset, calculated using federal and state effective tax rates, as of December 31, 2010 is as follows:

Total Deferred Tax Asset	$ 2,257,748
Valuation Allowance	(2,257,748)
Net Deferred Tax Asset	-

The reconciliation of income taxes computed at the federal statutory income tax rate to total income taxes for the years ended December 31, 2010 and 2009 is as follows:

	2010	2009
Income tax computed at the federal statutory rate	34%	34%
State income tax, net of federal tax benefit	0%	0%
Total	34%	34%
Valuation allowance	-34%	-34%
Total deferred tax asset	0%	0%

Because of the Company’s lack of earnings history, the deferred tax asset has been fully offset by a valuation allowance. The valuation allowance increased (decreased) by $(4,760) and $1.352 in 2010 and 2009, respectively. No tax benefits have been recorded for the nondeductible (tax) expenses (including stock for services) totaling $17,624,208.

As of December 31, 2010, the Company had federal and state net operating loss carryforwards as follows of $6,645,787 which will expire at various times through the year 2030.

NOTE D—CONCENTRATION

The Company is either a prime or sub contractor on contracts with the Information Management Support Center U.S. Army and GOMO/SLD. Loss of these contracts could have a material effect upon the Company’s financial condition and results of operations.

NOTE E—SEGMENT REPORTING

The Company has four reportable segments—CYIOS, CYIOS Group, and CKO:

Net Sales by Segment	For the year ended December 31, 2010
	CYIOS	CYIOS Group	CKO	Totals
Sales, net	$ 1,849,804	$ -	$ -	$ 1,849,804
Cost of Sales	$ 1,078,841	-	-	1,078,841
Gross Profit	$ 770,964	$ -	$ -	$ 770,964

Profit/(Loss) by Segment	For the year ended December 31, 2010
	CYIOS	CYIOS Group	CKO	Totals
Net (Loss)	$ (383,304)	$ (1,737)	$ (10,009)	$ (394,051)

Net Sales by Segment	For the year ended December 31, 2009
	CYIOS	CYIOS Group	CKO	Totals
Sales, net	$ 1,881,897	$ -	$ -	$ 1,881,897
Cost of Sales	1,094,786	-	-	1,094,786
Gross Profit	$ 787,111	$ -	$ -	$ 787,111

Profit/(Loss) by Segment	For the year ended December 31, 2009
	CYIOS	CYIOS Group	CKO	Totals
Net Operating Profit/(Loss)	$ (13,119)	$ 2,331	$ (10,256)	$ (21,044)
Net (Loss)	$ (13,119)	$ 19,399	$ (10,256)	$ (3,976)

The accounting policies used for segment reporting are the same as those described in Note A “Summary of Significant Accounting Policies”;

NOTE F—EQUITY

Common Shares

The Company is authorized to issue 100,000,000 shares of $.001 par value stock and as of December 31, 2010 the Company had 37,711,640 shares outstanding. During 2010 and 2009, the Company issued the following shares of common stock:

During 2010, the Company issued 7,562,763 common shares to investors, employees, and consultants. The shares issued as stock compensation were valued at the fair market value price at date of issuance. The issuance of the shares and the value is detailed in the following table:

Month/Description of transaction	Number of shares	Price per share	Total Value

March 16, 2010—Officer Stock Bonus	5,000,000	$ 0.0700	$ 350,000
March 24, 2010—Consulting Services	100,000	$ 0.0600	$ 6,000
March 31, 2010—Consulting Services	450,000	$ 0.0400	$ 18,000
August 20, 2010—Debt Conversion	133,333	$ 0.0150	$ 2,000
October 19, 2010—Debt Conversion	540,541	$ 0.0074	$ 4,000
October 27, 2010—Consulting Services	450,000	$ 0.0300	$ 13,500
December 13, 2010—Debt Conversion	888,889	$ 0.0090	$ 8,000
Total	7,562,763		$ 401,500

During 2009, the Company issued 3,291,667 common shares to investors, employees, and consultants. The shares issued as stock compensation were valued at the fair market value price at date of issuance. The issuance of the shares and the value is detailed in the following table:

Month/Description of transaction	Number of shares	Price per share	Total Value

January 29, 2009—Employee Bonus	100,000	$ 0.05	$ 4,500
January 29, 2009—Consulting Services	550,000	$ 0.05	$ 27,500
February 9, 2009—Employee Bonus	25,000	$ 0.06	$ 1,500
May 1, 2009*--Consulting Services	100,000	$ 0.14	$ 14,000
May 13, 2009—Consulting Services	400,000	$ 0.05	$ 20,000
October 5, 2009—Consulting Services	1,400,000	$ 0.07	$ 98,000
October 28, 2009—Consulting Services	316,667	$ 0.07	$ 22,167
December 17, 2009*--Consulting Services	400,000	$ -	$ -
Total	3,291,667		$ 187,667

*These shares were sold in May 2009.

Preferred Shares

The Company is authorized to issue 5,000,000 shares of $.001 par value, non-voting, convertible preferred shares. The preferred shares are convertible to common shares at a 1 to 1 ratio. As of December 31, 2010, the Company had 29,713 preferred shares outstanding. During 2010 and 2009, the Company did not issue any preferred shares of stock.

NOTE G—Stock options and warrants

On April 21, 2006, the Company’s board of directors approved the 2006 Employee Stock Option Plan (the “2006 Plan”). The 2006 Plan provides for the issuance of a maximum of 3,000,000 shares of common stock in connection with stock options granted thereunder, plus an annual increase to be added on the first nine anniversaries of the effective date of the 2006 Plan, equal to at least (i) 1% of the total number of shares of common stock then outstanding, (ii) 350,000 shares, or (iii) a number of shares determined by the Company’s board of directors prior to such anniversary date. The 2006 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee made up of not less than 2 members of appointed by the Company’s board of directors. Participation in the 2006 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2006 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of our common stock on the date of grant. Awards granted pursuant to the 2006 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Company’s board of directors.

On April 21, 2006 the Company filed a registration statement on Form S-8 with the SEC registering 3,000,000 shares of common stock for issuance upon exercise of options granted pursuant to the 2006 Plan. As of December 31, 2010, options to acquire 1,812,300 shares of common stock were granted and exercised and there are 1,187,700 shares available for issuance under the 2006 Plan.

On November 12, 2007, the Company’s board of directors approved the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan provides for the issuance of a maximum of 3,500,000 shares of common stock in connection with awards granted thereunder, which may include stock options, restricted stock awards and stock appreciation rights. The 2007 Plan has a term of 10 years and may be administered by the Company’s board of directors or by a committee appointed by the Company’s board of directors (the “Committee”). Participation in the 2007 Plan is limited to employees, officer, directors and consultants of the Company and its subsidiaries. Incentive stock options granted pursuant to the 2007 Plan must have an exercise price per share not less than 100%, and non-qualified stock options not less than 85%, of the fair market value of the Company’s common stock on the date of grant. Awards granted pursuant to the 2007 Plan may not have a term exceeding 10 years and will vest upon conditions established by the Committee.

On November 29, 2007 the Company filed a registration statement on Form S-8 with the SEC registering 3,500,000 shares of common stock for issuance upon exercise of options granted and exercised pursuant to the 2007 Plan. As of December 31, 2010, options to acquire 2,054,000 shares of common stock were granted and exercised and there are 1,210,700 shares available for issuance under the 2007 Plan.

Outstanding stock options granted as of December 31, 2010 are as follows:

	Stock/Options	Weighted average price per share	Aggregate intrinsic value
Outstanding at December 31, 2008	2,014,284	0.13	261,857
For the year ended December 31, 2009
Granted	3,291,667	0.06	197,500
Options forfeited or expired	(2,014,284)	0.13	(261,857)
Exercised in 2009	(3,291,667)	0.06	(197,500)
Outstanding at December 31, 2009	-	0.13	-

For the period ended December 31, 2010
Granted	-	-	-
Exercised	-	-	-
Outstanding at December 31, 2010	-	-	-

Under the fair value recognition provisions of SFAS No. 123(R), stock-based compensation cost is estimated at the grant date based on the fair value of the award and is recognized as expense over the requisite service period of the award. The Company has awarded stock-based compensation as restricted stock.

All of the options granted in each of the two years ended December 31, 2010 and 2009 were immediately vested upon grant and were immediately exercised upon grant too.

The weighted-average exercise prices for options outstanding at the beginning and end of the two years ended December 31, 2010 did not change. The method used to estimate the fair value of the awards granted under the share-based payment arrangements was the value of the stock at the date the stock option was granted because on this same date the options were exercised. The stock options granted and exercised were immediately vested.

Compensation expense for common stock is recognized on the date of the grant at the closing price of the stock on the date of the grant because the options are immediately exercised on that same date

For the years ended December 31, 2010 and 2009 included stock-based compensation of $387,500 and $167,667, respectively.

The Company does not have any unrecognized stock-based compensation expense at December 31, 2010.

NOTE H—PENSION PLAN

The Company has a 401(k) plan which is administered by a third-party administrator. Individuals who have been employed for one month and reached the age of 21 years are eligible to participate. Employees may contribute up to the legal amount allowed by law. The Company matches one-fourth of the employee’s contribution up to a maximum of 4% of the employee’s wages. Employees are vested in the Company’s contribution 25% a year and are fully vested after four years. The Company’s contributions for the years ended December 31, 2010 and 2009 were $14,768 and $13,294 respectively.

NOTE I—COMMITMENTS/LEASES

The Company entered into a lease agreement on July 8, 2005 for office space. The current lease agreement was signed in September 2010 and is in effect for 12 months. Under this new agreement the monthly fees have been reduced from approximately $1,000 per month to $450 per month. The Company’s estimated future yearly minimum lease obligations are as follows:

Year	Amount
2011	$ 3,300
2012	3,630
2013	3,993
2014	4,392
2015	4,832
Total	20,147

Total rent expense for 2010 and 2009 was $15,150 and $17,715 respectively.

-RELATED PARTIES	9 Months Ended
Sep. 30, 2011
-RELATED PARTIES

NOTE J—RELATED PARTIES

The Company has a Note Receivable with one of its officers and major shareholders. The note is payable on demand and bears 8% interest per annum. The outstanding balance as of December 31, 2010 is $219,284.

Annual payments including principal and interest are as follows:

Year	Interest and Principle Payments
2011	$ 31,926
2012	31,926
2013	31,926
2014	31,926
2015	31,926
2016 and thereafter	122,977
Total Interest and Principle Payments	$ 282,608

-LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
-LINE OF CREDIT

NOTE K—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America. The line of credit for CKO is 14.73% interest and the line of credit for China Print, Inc. is 9.25%. The outstanding balances of the line of credit by Subsidiary as of December 31, 2010 are as follows:

CKO (Timothy Carnahan is the guarantor)	$ 39,861
CYIOS Group	11,607
$ 51,468

-LIABILITIES OF DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2011
-LIABILITIES OF DISCONTINUED OPERATIONS

NOTE L—LIABILITIES OF DISCONTINUED OPERATIONS

In 2009, Management wrote off $17,068 in accounts payable that pertained to amounts owed by WorldTeq Corporation to various vendors. These amounts have been sitting on the books since 2003 and 2004 and no attempt has been made by the vendors to collect these amounts.

Management believes that these amounts were already paid and not written off the books prior to the merger in 2005.

The Income from Discontinued Operations (WorldTeq Corporation) was $0 and $17,068 for the years ended December 31, 2010 and 2009. The Company has closed out and dissolved WorldTeq Corporation as of December 31, 2009.

-NET INCOME/ (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE M—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the years ended December 31, 2010 and 2009 are as follows:

	For the year ended December 31, 2010			For the year ended December 31, 2009
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ (394,051)			$ (3,976)
Basic EPS
Income available to common stockholders	(394,051)	34,839,166	$ (0.01)	(3,976)	27,798,922	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713			29,713
Diluted EPS
Net Income/(Loss)	(394,051)	36,836,542	$ (0.01)	(3,976)	27,828,635	$ 0.00

-CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2011
-CONVERTIBLE NOTE PAYABLE

NOTE N—CONVERTIBLE NOTE PAYABLE

On January 5, 2010, the company received proceeds from a Note Payable (“Note”) due to an outside party in the amount of $50,000. A total of 4,761,905 shares have been placed in reserve if the Note Payable is converted. On August 20, 2010, $2,000 of the principal balance was converted into 133,333 common shares of CYIOS Corporation stock. On October 19, 2010, $4,000 of the principal balance was converted into 540,541 common shares of CYIOS Corporation stock. On December 13, 2010, $8,000 of the principal balance was converted into 888,889 common shares of CYIOS Corporation stock. As of December 31, 2010 the total Note Payable outstanding was $36,000.

The Company subsequently paid off the remaining principal balance of $36,000 on January 26, 2011 in full satisfaction of the outstanding Note Payable. The remaining shares not issued for conversion in the amount of 3,199,142 were removed from reserve.

Changes In and Disagreements with Accountants

We have had no changes in or disagreements with our accountants.

Available Information

We have filed a registration statement on form S-1 under the Securities Act of 1933 with the Securities and Exchange Commission with respect to the shares of our common stock offered through this prospectus. This prospectus is filed as a part of that registration statement, but does not contain all of the information contained in the registration statement and exhibits. Statements made in the registration statement are summaries of the material terms of the referenced contracts, agreements or documents of the company. We refer you to our registration statement and each exhibit attached to it for a more detailed description of matters involving the company, and the statements we have made in this prospectus are qualified in their entirety by reference to these additional materials. You may inspect the registration statement, exhibits and schedules filed with the Securities and Exchange Commission at the Commission’s principal office in Washington, D.C. Copies of all or any part of the registration statement may be obtained from the Public Reference Section of the Securities and Exchange Commission, 100 F. Street, N.E. Washington, D.C. 20549. Please Call the Commission at 1-800-SEC-0330 for further information on the operation of the public reference rooms. The Securities and Exchange Commission also maintains a Web Site at http://www.sec.gov that contains reports, proxy Statements and information regarding registrants that files electronically with the Commission. Our registration statement and the referenced exhibits can also be found on this site.

If we are not required to provide an annual report to our security holders, we intend to still voluntarily do so when otherwise due, and will attach audited financial statements with such report.

Dealer Prospectus Delivery Obligation

Until ________________, all dealers that effect transactions in these securities whether or not participating in this offering may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Part II

Information Not Required In the Prospectus

Item 13. Other Expenses of Issuance and Distribution

The estimated costs of this offering are as follows:

Securities and Exchange Commission registration fee	$29
Federal Taxes	$0
State Taxes and Fees	$0
Listing Fees	$0
Printing and Engraving Fees	$1,000
Transfer Agent Fees	$1,000
Accounting fees and expenses	$500
Legal fees and expenses	$2,500

Total	$5,029

All amounts are estimates.

We are paying all expenses of the offering listed above. No portion of these expenses will be borne by the selling shareholders. The selling shareholders, however, will pay any other expenses incurred in selling their common stock, including any brokerage commissions or costs of sale.

Item 14. Indemnification of Directors and Officers

Our officers and directors are indemnified as provided by the Nevada Revised Statutes and our bylaws.

Under the governing Nevada statutes, director immunity from liability to a company or its shareholders for monetary liabilities applies automatically unless it is specifically limited by a company’s articles of incorporation. Our articles of incorporation do not contain any limiting language regarding director immunity from liability. Excepted from this immunity are:

1.	a willful failure to deal fairly with the company or its shareholders in connection with a matter in which the director has a material conflict of interest;

2.	a violation of criminal law (unless the director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that his or her conduct was unlawful);

3.	a transaction from which the director derived an improper personal profit; and

4.	willful misconduct.

Our bylaws provide that we will indemnify our directors and officers to the fullest extent not prohibited by Nevada law; provided, however, that we may modify the extent of such indemnification by individual contracts with our directors and officers; and, provided, further, that we shall not be required to indemnify any director or officer in connection with any proceeding (or part thereof) initiated by such person unless:

1.	such indemnification is expressly required to be made by law;

2.	the proceeding was authorized by our Board of Directors;

3.	such indemnification is provided by us, in our sole discretion, pursuant to the powers vested us under Nevada law; or;

4.	such indemnification is required to be made pursuant to the bylaws.

Our bylaws provide that we will advance to any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer, of the company, or is or was serving at the request of the company as a director or executive officer of another company, partnership, joint venture, trust or other enterprise, prior to the final disposition of the proceeding, promptly following request therefore, all expenses incurred by any director or officer in connection with such proceeding upon receipt of an undertaking by or on behalf of such person to repay said amounts if it should be determined ultimately that such person is not entitled to be indemnified under our bylaws or otherwise.

Our bylaws provide that no advance shall be made by us to an officer of the company, except by reason of the fact that such officer is or was a director of the company in which event this paragraph shall not apply, in any action, suit or proceeding, whether civil, criminal, administrative or investigative, if a determination is reasonably and promptly made: (a) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to the proceeding, or (b) if such quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, that the facts known to the decision-making party at the time such determination is made demonstrate clearly and convincingly that such person acted in bad faith or in a manner that such person did not believe to be in or not opposed to the best interests of the company.

Item 15. Recent Sales of Unregistered Securities

There were no previously unreported sales of unregistered securities during the fiscal years ended December 31, 2010 and 2009 or for the three and nine month periods ended September 30, 2011 and 2010.  All sales of securities are outlined in notes to the audited financial statements and all of those sales were registered securities.

Item 16. Exhibits

Exhibit Number	Description
3.1	Articles of Incorporation, as amended (1)
3.2	By-Laws (1)
5.1	Opinion ofGersten Savage LLP (2)
10.1	Drawdown Equity Financing Agreement (1)
10.2	Registration Rights Agreement (1)
23.1	Consent of Silberstein Ungar, PLLC
23.2	Consent of Jewett, Schwartz, Wolfe and Associates
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

(1)   Previously filed as an exhibit to the Registration Statement on Form S-1/A filed on July 14, 2010.

(2)   Previously filed as an exhibit with the pre-effective amendment no. 4 to the Registration Statement on Form S-1/A filed on August 30, 2010.

Item 17. Undertakings

The undersigned registrant hereby undertakes:

     (a)  to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

     (b) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) (§230.424(b) of this chapter) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement. ; and

     (c) to include any material information with respect to the plan of distribution not previously disclosed in this registration statement or any  material change to such information in the registration statement.

2.  That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

3.  To remove from registration by means of a post-effective amendment any of the securities being registered hereby which remain unsold at the termination of the offering.

4. That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A (§230.430A of this chapter), shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

 5. That, for the purpose of determining liability of the registrant under the Securities Act of 1933 to any purchaser in the initial distribution of the securities:

The undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

 (i) Any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424 (§230.424 of this chapter);

 (ii) Any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(iii) The portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv) Any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to our directors, officers and controlling persons pursuant to the provisions above, or otherwise, we been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable.

 In the event that a claim for indemnification against such liabilities, other than the payment by us of expenses incurred or paid by one of our directors, officers, or controlling persons in the successful defense of any action, suit or proceeding, is asserted by one of our directors, officers, or controlling persons in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act of 1933, and we will be governed by the final adjudication of such issue.

SIGNATURES

In accordance with the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-1 and authorized this registration statement to be signed on its behalf by the undersigned, on December 13, 2011.

CYIOS Corporation

By: /s/ Timothy Carnahan

Timothy Carnahan

President, Chief Executive Officer,

Principal Financial Officer, Principal

Accounting Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates stated.

/s/ Timothy Carnahan

 President, Chief Executive Officer,

Principal Financial Officer, Principal

Accounting Officer, Director

December 13, 2011